Post Employment Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2022
POST EMPLOYMENT BENEFIT OBLIGATIONS
Summary of Post- employment Obligations Associated with Defined Benefits Plan

	12-31-2022	12-31-2021
	ThCh$	ThCh$
Employee severance indemnities	42,264,281	39,469,461
Complementary Pension	14,971,439	14,349,089
Health Plans	2,545,406	2,459,163
Energy Supply Plans	2,918,289	2,673,873
Total post-employment obligations, net	62,699,415	58,951,586

Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income

	For the years ended December 31,
Expense Recognized in	2022	2021	2020
Comprehensive Income	ThCh$	ThCh$	ThCh$
Cost of current defined benefit plan service	(1,362,838)	(1,099,554)	(2,132,231)
Defined benefit plan interest cost (1)	(3,072,155)	(1,818,983)	(2,146,386)
Past service cost	(31,456)	—	—
Expenses recognized in Profit or Loss	(4,466,449)	(2,918,537)	(4,278,617)
Gains (losses) from remeasurement of defined benefit plans	(7,304,757)	12,547,898	(8,545,834)
Total expense recognized in the Statement of Comprehensive Income	(11,771,206)	9,629,361	(12,824,451)

(1) See Note 34

Summary of Balance and Changes in Post-employment Defined Benefit Obligations

c)	The balance and movements in post-employment defined benefit obligations as of December 31, 2022 and 2021, are as follows:

Actuarial Value of Post-employment Obligations	ThCh$
Balance as of January 1, 2021	75,538,265
Current service cost	1,099,554
Interest cost	1,818,983
Actuarial (gains) losses from changes in financial assumptions	(14,628,751)
Actuarial (gains) losses from changes in experience adjustments	2,080,853
Foreign currency translation	141,342
Contributions paid	(7,265,904)
Transfer of employees	167,244
Balance as of December 31, 2021	58,951,586
Current service cost	1,362,838
Interest cost	3,072,155
Actuarial (gains) losses from changes in financial assumptions	749,038
Actuarial (gains) losses from changes in experience adjustments	6,555,719
Foreign currency translation	1,274
Past service cost of defined benefit plan obligation	31,456
Decreases to be classified as held for sale (1)	(1,440,044)
Contributions paid	(6,890,911)
Transfer of employees	306,304
Closing balance December 31, 2022	62,699,415

Summary of Assumptions Used in Actuarial Calculation of Defined Benefits

December 31, 2022 and 2021, the following assumptions were used in the actuarial calculation of defined benefit plans:

	12-31-2022	12-31-2021
Discount rates used	5.40%	5.60%
Expected rate of salary increases	3.80%	3.80%
Turnover rate	6.50%	6.90%
Mortality tables	CB-H-2014 and RV-M-2014	CB-H-2014 and RV-M-2014

Summary of Expected Flow for Benefits for Next Ten Years

Enel Chile´s obligations have a weighted average length of 7.04 years and the outflows of benefits for the next 10 years is expected to be as follows:

Years	ThCh$
1	7,299,923
2	6,126,642
3	6,040,121
4	5,747,857
5	5,647,068
6 to 10	27,966,288